PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 393,291	$ 315,693
Accumulated depreciation	252,953	197,418
Depreciated cost	140,338	118,275
Depreciation expense	49,963	37,924	$ 18,422
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	13,060	12,030
Accumulated depreciation	7,717	6,614
Equipment and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Reduction in costs	11,485	6,790
Reduction in accumulated depreciation	11,485	6,790
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	253,325	212,449
Accumulated depreciation	196,820	163,162
Internal use software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	69,452	37,948
Accumulated depreciation	16,597	2,924
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	57,454	53,266
Accumulated depreciation	$ 31,819	$ 24,718